UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

October 31, 2014

1290 Funds Annual Report

October 31, 2014

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers

SUB-ADVISER

➢	GAMCO Asset Management, Inc.

PERFORMANCE SUMMARY

The Fund was not operational as of 10/31/14 and only held cash during such period.

Portfolio Highlights

Sector Weightings as of October 31, 2014	% of Net Assets
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.0%

100.0%

FINANCIAL HIGHLIGHTS

Since the Fund had not commenced operations as of October 31, 2014, financial highlights are not available for the Fund.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A, Class C and Class R shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2014 and held for the entire six-month period.

Actual Expenses

The Fund was not operational as of October 31, 2014.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s Prospectus expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period* 5/1/14 - 10/31/14
Class A
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	$1,000.00	$1,018.40	$6.87
Class C**
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	1,000.00	1,014.62	10.66
Class I
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	1,000.00	1,019.66	5.60
Class R
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	1,000.00	1,017.14	8.13

*   Expenses are equal to the Fund’s Class A, Class C, Class I and Class R shares annualized expense ratios of 1.35%, 2.10%, 1.10% and 1.60%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 for the hypothetical example (to reflect the one-half year period).

** Class C shares currently are not offered for sale.

1290 HIGH YIELD BOND FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers

SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE SUMMARY

The Fund was not operational as of 10/31/14 and only held cash during such period.

Portfolio Highlights

Sector Weightings as of October 31, 2014	% of Net Assets
Cash	100.0%

100.0%

FINANCIAL HIGHLIGHTS

Since the Fund had not commenced operations as of October 31, 2014, financial highlights are not available for the Fund.

1290 HIGH YIELD BOND FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A, Class C and Class R shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2014 and held for the entire six-month period.

Actual Expenses

The Fund was not operational as of October 31, 2014.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s Prospectus expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid During Period* 5/1/14 - 10/31/14
Class A
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	$1,000.00	$1,019.91	$5.35
Class C**
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	1,000.00	1,016.13	9.15
Class I
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	1,000.00	1,021.17	4.08
Class R
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	1,000.00	1,018.65	6.61

*   Expenses are equal to the Fund’s Class A, Class C, Class I and Class R shares annualized expense ratios of 1.05%, 1.80%, 0.80% and 1.30%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 for the hypothetical example (to reflect the one-half year period).

** Class C shares currently are not offered for sale.

1290 SMARTBETA EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers

SUB-ADVISER

➢	AXA Rosenberg Investment Management LLC

PERFORMANCE SUMMARY

The Fund was not operational as of 10/31/14 and only held cash during such period.

Portfolio Highlights

Sector Weightings as of October 31, 2014	% of Net Assets
Cash	100.0%

100.0%

FINANCIAL HIGHLIGHTS

Since the Fund had not commenced operations as of October 31, 2014, financial highlights are not available for the Fund.

1290 SMARTBETA EQUITY FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A, Class C and Class R shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2014 and held for the entire six-month period.

Actual Expenses

The Fund was not operational as of October 31, 2014.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s Prospectus expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14	Expenses Paid Period* 5/1/14 - 10/31/14
Class A
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	$1,000.00	$1,018.40	$6.87
Class C**
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses) . . . . . . . ..	1,000.00	1,014.62	10.66
Class I
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses) . . . . . . . ..	1,000.00	1,019.66	5.60
Class R
Actual	N/A	N/A	N/A
Hypothetical (5% Average annual return before expenses)	1,000.00	1,017.14	8.13

*   Expenses are equal to the Fund’s Class A, Class C, Class I and Class R shares annualized expense ratios of 1.35%, 2.10%, 1.10% and 1.60%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 for the hypothetical example (to reflect the one-half year period).

** Class C shares currently are not offered for sale.

1290 FUNDS

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2014

	1290 GAMCO Small/Mid Cap Value Fund	1290 High Yield Bond Fund	1290 SmartBeta Equity Fund
ASSETS
Cash	$100,000	$100,000	$100,000
Receivable from Adviser	$117,416	$117,416	$117,417
Deferred offering costs	$112,451	$112,451	$112,452

Total assets	$329,867	$329,867	$329,869

LIABILITIES
Payable to Adviser	$229,867	$229,867	$229,869

Total liabilities	$229,867	$229,867	$229,869

NET ASSETS	$100,000	$100,000	$100,000

NET ASSETS CONSIST OF:
Paid in capital at par	$100	$100	$100
Paid in capital in excess of par value	$99,900	$99,900	$99,900

Total net assets	$100,000	$100,000	$100,000

Shares of beneficial interest outstanding,
$0.001 par value; unlimited shares authorized for each class of shares:
Class A
Net asset value and redemption price per share, $25,000/ 2,500 shares outstanding	$10.00	$10.00	$10.00
Maximum sales charge 5.50% of offering price	0.58		0.58
Maximum sales charge 4.50% of offering price		0.47

Maximum offering price per share	$10.58	$10.47	$10.58

Class C*
Net asset value and redemption price per share, $25,000/ 2,500 shares outstanding	$10.00	$10.00	$10.00
Maximum sales charge (1.00% of offering price)	0.10	0.10	0.10

Maximum offering price per share	$10.10	$10.10	$10.10

Class I
Net asset value and redemption price per share, $25,000/ 2,500 shares outstanding	$10.00	$10.00	$10.00

Class R
Net asset value and redemption price per share, $25,000/ 2,500 shares outstanding	$10.00	$10.00	$10.00

*	Class C shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

STATEMENT OF OPERATIONS

For the Period June 6, 2014 Through October 31, 2014

	1290 GAMCO Small/Mid Cap Value Fund	1290 High Yield Bond Fund	1290 SmartBeta Equity Fund
INVESTMENT INCOME
Investment Income (Loss)	$—	$—	$—

EXPENSES
Organization expenses	117,416	117,416	117,417
Less: Expenses reimbursed by Adviser	(117,416)	(117,416)	(117,417)

NET INVESTMENT INCOME (LOSS)	$—	$—	$—

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2014

Note 1.	Organization

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), with three diversified Funds (each, a “Fund” and collectively, the “Funds”). The Funds are open-end investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The Trust consists of four classes of shares, Class A, Class C, Class I and Class R on behalf of the following three Funds: 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund. Class C shares currently are not offered for sale.

The Trust has had no operations other than those related to organizational matters, including the sale of shares of each Fund for cash in the amounts reflected in the respective statements of assets and liabilities to capitalize each Fund, which shares were sold to AXA Equitable Life Insurance Company, a wholly-owned subsidiary of AXA Equitable, on June 6, 2014.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Trust’s financial statements have been prepared in accordance with generally accepted accounting principles.

The investment objectives of each Fund are as follows:

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management, Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers, Inc., an affiliate of the Adviser) — Seeks to maximize current income.

1290 SmartBeta Equity Fund (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of the Adviser) — Seeks to achieve long-term capital appreciation.

Note 2.	Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers (the “Adviser”), a wholly-owned subsidiary of AXA Equitable. Pursuant to the Advisory Agreement, the Adviser supervises the investment program for each Fund in accordance with each Fund’s investment objectives, policies and restrictions. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 GAMCO Small/Mid Cap Value Fund	0.750%	0.700%	0.675%	0.650%	0.625%
1290 SmartBeta Equity Fund	0.700%	0.650%	0.625%	0.600%	0.575%

Fund	First $4 Billion	Next $4 Billion	Thereafter
1290 High Yield Bond Fund	0.600%	0.580%	0.560%

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014

The Trust, on behalf of the Funds, has entered into a Mutual Funds Service Agreement (the “Administration Agreement”) with the Adviser (in this capacity, the “Administrator”). Pursuant to the Administration Agreement, the Administrator provides the Trust with necessary administrative services. For these administrative services, in addition to the advisory fee, each Fund pays the Administrator its proportionate share of an asset-based administration fee, which is equal to an annual rate of 0.15% of each Fund’s average daily net assets plus $30,000 per Fund and $30,000 for each allocated portion (or sleeve) of a Fund, as applicable.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class C, Class I and Class R shares. The Board has approved distribution Plans pursuant to Rule 12b-1 under the 1940 act for Class A, Class C, and Class R shares for each Fund. Pursuant to the distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class C	1.00%
Class R	0.50%

The Administrator has contracted with JPMorgan Chase Bank, N.A. (“Sub-administrator”) to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of portfolio compliance and portfolio accounting services.

The Trust, on behalf of the Funds, has entered into a Custody Agreement with JPMorgan Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges.

The Trust, on behalf of the Funds, has entered into a Transfer Agency and Service Agreement (the “Transfer Agency Agreement”) with Boston Financial Data Services (“BFDS”). Pursuant to the Transfer Agency Agreement, BFDS is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the 1290 Funds, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, BFDS receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the 1290 Funds during the month.

The Trust, on behalf of the Funds, has entered into an organizational expenses agreement (the “Organizational Expenses Agreement”) with the Adviser. Pursuant to the Organizational Expenses Agreement, the Adviser shall pay all of the organizational expenses of the Trust (including expenses incurred prior to the effective date of the Organizational Expenses Agreement). The Adviser is entitled to be reimbursed for organizational costs paid by the Adviser within one year after the commencement of a public offering of shares subject to the expense limitation agreement noted below.

The Trust, on behalf of the Funds, has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Adviser whereby the Adviser has contractually agreed to waive fees and/or reduce its fees to the extent that the aggregate expenses incurred by a Fund in any fiscal year, including but not limited to organizational and offering costs and investment management fees of the Adviser (but excluding interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Fund invests, other expenditures that are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014

to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) (“Fund Operating Expenses”), exceed the Maximum Annual Operating Expense Limit of:

Fund Name	Total Expense Limited to (% of daily net assets)
	Class A	Class C	Class R	Class I
1290 GAMCO Small/Mid Cap Value Fund	1.35%	2.10%	1.60%	1.10%
1290 High Yield Bond Fund	1.05%	1.80%	1.30%	0.80%
1290 SmartBeta Equity Fund	1.35%	2.10%	1.60%	1.10%

If during a Fund’s fiscal year, Fund Operating Expenses, including all organizational expenses, that at any time during the prior three fiscal years (prior one year after commencement of operations with respect to organizational expenses) received a fee waiver or reduction from the Adviser, are less than the percentage limits mentioned above, the Adviser is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or reduced and (b) the amount by which the expense limit for that share class exceeds the Fund Operating Expenses of the share class for the current fiscal year. Fees per the above agreements will not be incurred by the Funds until after commencement of the public offering of shares.

Note 3.	Offering and Organization Costs

Total offering costs of $337,354 incurred in connection with the offering of shares of the Funds will be amortized on a straight line basis over 12 months from the date of the Funds commencement of public offering of shares. Organizational expenses of $352,249, incurred prior to the Funds’ commencement of the public offering of shares, are payable by the Adviser and have been fully expensed.

Note 4.	Subsequent Events

The Trust considered events through the date this report was issued and has concluded that no subsequent events of a material effect have occurred from the date of the financial statements through the date this report was issued.

Note 5.	Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust advised by the Adviser. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to the Adviser and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief and in December 2011, the Defendants filed a motion to dismiss the Amended Complaint. In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint.

In January 2013, a second lawsuit against the Adviser was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of certain portfolios of EQ Advisors Trust advised by the Adviser. The Sanford Litigation does not involve any of the Funds. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

October 31, 2014

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to the Adviser in its capacity as the Administrator of the EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees.

None of the Funds within the Trust are a party to the Sivolella or Sanford Litigations and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of 1290 Funds

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations (hereafter referred to as “financial statements”) present fairly, in all material respects, the financial position of 1290 Gamco Small/Mid Cap Value Fund, 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund (collectively referred to as the “Trust”) at October 31, 2014, and the results of each of their operations for the period from June 6, 2014 to October 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLC

PricewaterhouseCoopers LLC

New York, New York

November 3, 2014

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE FISCAL PERIOD ENDED OCTOBER 31, 2014 (UNAUDITED)

At a meeting held on June 10, 2014, the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Advisory Agreement (the “Advisory Agreement”) with AXA Equitable Funds Management Group, LLC (d/b/a 1290 Asset Managers) (“1290 Asset Managers” or the “Adviser”) and the Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) with each investment sub-adviser (a “Sub-Adviser”) as shown in the table below with respect to the Funds listed.

Funds	Agreements Approved by the Trust’s Board with respect to the Funds
1290 GAMCO Small/Mid Cap Value Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with GAMCO Asset Management, Inc.

1290 High Yield Bond Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with AXA Investment Managers, Inc. (“AXA IM”)

1290 SmartBeta Equity Fund	Advisory Agreement with 1290 Asset Managers Sub-Advisory Agreement with AXA Rosenberg Investment Management LLC (“AXA Rosenberg”)

The Board noted that the Funds were newly-created portfolios of the Trust, which was also newly-created. In this regard, the Board noted that the Trust is an affiliated investment company of EQ Advisors Trust, which is also managed by the Adviser, and that all of the Board members also currently serve on the Board of Trustees of EQ Advisors Trust. The Board also noted that the Adviser currently serves as the investment adviser for the following portfolios of EQ Advisors Trust: EQ/GAMCO Small Cap Value Portfolio, EQ/High Yield Bond Portfolio and AXA SmartBeta Equity Portfolio (each, an “EQ Portfolio”). The Board noted that the 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund are substantially similar to the EQ/High Yield Bond Portfolio and AXA SmartBeta Equity Portfolio, respectively, and that the 1290 GAMCO Small/Mid Cap Value Fund is similar to the EQ/GAMCO Small Cap Value Portfolio. The Board also noted that the Adviser would manage each Fund in a manner substantially similar to the manner in which the Adviser currently manages the Fund’s respective EQ Portfolio. The Board also noted that each Fund’s proposed Sub-Adviser currently serves as an investment sub-adviser for the Fund’s respective EQ Portfolio and would serve as an investment sub-adviser for the Fund using the same or similar investment strategies and styles.

In reaching its decision to approve the Agreements with respect to each Fund, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to each Fund and Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Fund by the Adviser, the relevant Sub-Adviser and, where applicable, their respective affiliates; (2) comparative performance information, where available; (3) the level of the Fund’s proposed advisory fee and sub-advisory fee, and the Fund’s expense ratios relative to those of peer funds; (4) the costs of the services to be provided by, and the profits to be realized by, the Adviser from its relationships with the Fund; (5) the anticipated effect of growth and size on the Fund’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Adviser, the relevant Sub-Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Adviser, the relevant Sub-Adviser and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared by the Adviser and the Sub-Advisers, including memoranda and other materials addressing the factors set out above, and provided to the Trustees in connection with the meeting. The Board also took into account information relating to the Adviser, the

Sub-Advisers and the respective EQ Portfolios provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, at prior meetings of the Board of Trustees of EQ Advisors Trust. The information provided to the Trustees described, among other things, the services to be provided by the Adviser and the Sub-Advisers, as well as the Adviser’s and the Sub-Advisers’ investment personnel, proposed advisory and sub-advisory fees, expense ratios, performance information (where available), expense limitation agreements, and other matters. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Agreements and the information provided. The Independent Trustees met in advance of, and in executive session during, the meeting at which the Board approved the Agreements to review the information provided. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements.

Although the Board approved the Agreements for all of the Funds at the same Board meeting, the Board considered each Fund separately. In approving the relevant Agreements with respect to each Fund, the Board, including the Independent Trustees, determined that the proposed advisory fee and sub-advisory fee were fair and reasonable and that the approval of each Agreement was in the best interests of the applicable Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve the Agreements.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to each Fund and its shareholders by the Adviser, the relevant Sub-Adviser, and, where applicable, their respective affiliates. The Board considered the Adviser’s and the relevant Sub-Adviser’s responsibilities with respect to each Fund (or portion thereof where the Sub-Adviser would manage an allocated portion of the Fund). Based on the Board members’ service as Trustees of EQ Advisors Trust, the Trustees also considered the Adviser’s experience in serving as the investment adviser for portfolios of EQ Advisors Trust, including the respective EQ Portfolios, and each Sub-Adviser’s experience in serving, as applicable, as an investment sub-adviser for a respective EQ Portfolio and/or for funds and/or accounts similar to the Fund that it would sub-advise.

With respect to the Adviser, the Board considered that the Adviser would be responsible for, among other things, developing investment strategies for the Funds (and the portions thereof); researching, conducting “due diligence” on, selecting and monitoring the Sub-Advisers; overseeing the Sub-Advisers’ selection of investments for the Funds (or the portions thereof); monitoring and evaluating the performance of the Funds (or the portions thereof); monitoring the investment operations and composition of the Funds (or the portions thereof) and, in connection therewith, monitoring compliance with the Funds’ investment objectives, policies and restrictions, as well as the Funds’ compliance with applicable law; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Funds among the Sub-Advisers and other applicable parties; and implementing Board directives as they relate to the Funds. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers, as well as information regarding the backgrounds of the personnel who would perform those functions with respect to the Funds. The Board also considered that the Adviser’s responsibilities would include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Funds, and considered information regarding the Adviser’s ongoing risk management activities. The Board also considered the Adviser’s entrepreneurial risk in launching the Funds. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on the Trustees’ experience and familiarity, in their capacities as Trustees of EQ Advisors Trust, with the Adviser serving as the investment adviser for portfolios of EQ Advisors Trust, including the respective EQ Portfolios, and on periodic reports provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, regarding the services provided by the Adviser to those other portfolios.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser would be responsible for making investment decisions for the Fund (or the portion thereof) that it would sub-advise, subject to the oversight of the Adviser; placing with brokers or dealers all orders for the purchase and sale of investments for the Fund (or the portion thereof) that it would sub-advise; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the Fund (or the portion thereof) that it would sub-advise, as well as information regarding the background of the Sub-Adviser’s portfolio manager(s) who would provide services to the Fund. In addition, the Board considered each Sub-Adviser’s trading experience, including its policies, processes and procedures aimed at achieving “best execution” on behalf of a

Fund. The Board also considered, among other factors, periodic reports provided to the Board, in their capacities as Trustees of EQ Advisors Trust, regarding the services provided to the respective EQ Portfolios by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by each Sub-Adviser also was based, in part, on the Trustees’ experience and familiarity with the Sub-Adviser serving as an investment sub-adviser for the respective EQ Portfolio and on periodic reports provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, regarding the services provided by the Sub-Adviser to the respective EQ Portfolio.

The Board considered the Funds’ Chief Compliance Officer’s evaluation of the Adviser’s and the Sub-Advisers’ compliance programs, policies, and procedures, with respect to the Funds and factored into their review their experience and familiarity with the Adviser’s and Sub-Advisers’ compliance programs with respect to EQ Advisors Trust. Further, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser or the Sub-Advisers and reviewed information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Funds.

The Board also considered the benefits that would be provided to shareholders from participation in a Fund advised by the Adviser, including the Adviser’s experience operating a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board also considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates would provide to the Funds and their shareholders.

Based on its review, the Board determined, with respect to each Fund, that the nature, quality and extent of the overall services to be provided by the Adviser and the relevant Sub-Adviser were appropriate for the Fund in light of its investment objectives and, thus, supported a decision to approve the Agreements.

Investment Performance. With respect to approval of the Advisory Agreement, the Board considered the Adviser’s expertise, resources, proposed methodology, and personnel for managing the Funds and its experience and performance managing portfolios of EQ Advisors Trust, including the Funds’ respective EQ Portfolios. With respect to approval of the Sub-Advisory Agreements for 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund, the Board received and reviewed performance data from AXA IM and AXA Rosenberg, respectively, relating to managing other funds and/or accounts (including, as applicable, the respective EQ Portfolio) with substantially similar investment objectives, policies, and strategies as the Fund (or the portion thereof) that it would sub-advise, as compared to an appropriate benchmark. With respect to approval of the Advisory Agreement for 1290 GAMCO Small/Mid Cap Value Fund, the Board noted that comparative performance information was not available because the Sub-Adviser did not advise other funds or accounts using a substantially similar investment strategy. However, the Board members also noted that, in their capacities as Trustees of EQ Advisors Trust, they had reviewed the performance and investment process of each proposed Sub-Adviser through their oversight of each Sub-Adviser’s management of a respective EQ Portfolio since the Sub-Adviser’s appointment to that EQ Portfolio (or portion thereof). The Board generally considered long-term performance to be more important than short-term performance. The Board also considered each Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Fund (or the portion thereof) that it would sub-advise. Based on its review, the Board determined, with respect to each Fund, that the information presented supported a decision to approve each Agreement.

Expenses. The Board considered each Fund’s proposed advisory fee and sub-advisory fee in light of the nature, quality and extent of the overall services to be provided by the Adviser and the relevant Sub-Adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to a Sub-Adviser with respect to a Fund and the advisory fee to be retained by the Adviser in light of, among other factors, the services provided to the Fund by the Adviser and the Sub-Adviser. The Board considered that all fees and expenses payable by each Fund are explicitly disclosed in the Fund’s offering documents.

With respect to the Advisory Agreement, the Board also considered the proposed advisory fee schedules relative to the advisory fee schedules of other comparable portfolios managed by the Adviser, primarily the EQ Portfolios. The Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratio for each Fund to the advisory fee rates and expense ratios for comparable funds, including information compiled by Lipper, Inc., an independent organization. The Board further considered that the advisory fee rate schedule for each Fund includes breakpoints so that the fee rates are reduced as the assets of the Fund increase above certain levels. The Board noted that any such reduction in a Fund’s advisory fee would result in corresponding reductions in the Fund’s total expense ratios. In addition, the Board further considered that the Adviser had contractually agreed to make payments or waive all or a portion of its advisory, administrative and other fees so that each Fund’s total expense ratios do not exceed certain levels as set forth in its prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Fund would be lower than the Fund’s contractual advisory fee. Based on its review, the Board determined that the Adviser’s proposed fee for each Fund is fair and reasonable.

With respect to the Sub-Advisory Agreements, the Board also considered the proposed sub-advisory fees in light of the fees that the Sub-Advisers charge under other advisory agreements with other clients. With respect to each Fund, the Board noted that the proposed sub-advisory fee for the Sub-Adviser is the same as the sub-advisory fee that the Sub-Adviser currently charges to the respective EQ Portfolio for which the Sub-Adviser currently serves as an investment sub-adviser using the same or a similar investment mandate. The Board further noted that the Adviser, and not a Fund, would pay the relevant Sub-Adviser and that the proposed sub-advisory fee was negotiated between the relevant Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with each Sub-Adviser is reasonable in light of the quality of the investment sub-advisory services to be provided. Based on its review, the Board determined, with respect to each Fund (or portion thereof), that the proposed sub-advisory fee for the relevant Sub-Adviser is fair and reasonable.

Profitability and Costs. The Board also considered the anticipated level of profits to be realized by the Adviser in connection with the operation of each Fund. The Adviser represented that, as new portfolios with no prior operations, the Funds were not expected to be profitable to the Adviser initially because of their anticipated small initial asset base. As a result, the Board noted that it periodically would evaluate profitability as the assets of the Funds increase over time. With respect to the Sub-Advisory Agreements, the Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the aggregate advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect the Adviser’s and the Sub-Advisers’ acceptable levels of profitability based on the particular circumstances in each case for each of them. The Board further noted that each Sub-Adviser’s fee is paid by the Adviser and not the Fund.

Economies of Scale. The Board also considered whether economies of scale or efficiencies would be realized by the Adviser as a Fund grows larger and the extent to which this is reflected in the proposed advisory and sub-advisory fee schedules for the Fund. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with funds and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee so that a fund’s effective fee rate declines as the fund grows in size, (ii) subsidizing a fund’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the fund’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a fund is priced to scale, which assumes that the fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the adviser, and (iv) reinvestment in, and enhancements to, the services that an adviser and its affiliates provide to funds and their shareholders. The Board noted that the proposed advisory fee schedule for each Fund included breakpoints that would reduce the advisory fee rate as Fund assets increase. In addition, the Board noted that the Adviser had agreed to assume certain expenses of each Fund by making payments or waiving all or a portion of its advisory, administrative and other fees so that each Fund’s total expense ratios do not exceed certain levels as set forth in the prospectus in light of the fact that each Fund is a new fund and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered reinvestments in, and enhancements to, the services that the Adviser has made over time, such as hiring additional personnel and providing additional resources in areas that would be relevant to the management and administration of the Funds. In connection with its deliberations regarding the Sub-Advisory Agreements, the Board noted that the proposed sub-advisory fee schedule for each Sub-Adviser included breakpoints that would reduce the sub-advisory fee rate as Fund assets under the Sub-Adviser’s management increase. The Board noted that the sub-advisory fees are paid by the Adviser out of its assets and not from the Funds’ assets. The Board considered these factors, and the relationship they bear to the fee structure charged to a Fund by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the Funds once they commence operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Fund assets to determine whether economies of scale or efficiencies continued to be reflected in the Funds’ fee arrangements.

Fall-Out Benefits. The Board also considered the extent to which the Adviser and its affiliates might derive ancillary benefits from Fund operations, including the following. The Board noted that the Adviser also would serve as the administrator for the Funds and would receive compensation for acting in this capacity. In addition, the Board recognized that AXA IM and AXA Rosenberg, affiliates of the Adviser, would serve as the Sub-Advisers to 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund, respectively, and would receive sub-advisory fees that are paid by the Adviser out of the fees that it earns from the Funds. The Board also noted that AXA Distributors, LLC, an affiliate of the Adviser, may provide distribution support services for the Trust and may in the future serve as the principal underwriter for the Trust. AXA Distributors, LLC may receive compensation from the Funds (which may include payments pursuant to Rule 12b-1 plans with respect to their Class A, Class C, and Class R shares) for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also recognized that other broker-dealers that are affiliated with the Adviser may sell, and earn sales commissions and/or other compensation with respect to, shares of the Funds. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Adviser are fair and reasonable.

The Board also noted that each Sub-Adviser may derive ancillary benefits from Fund operations. For example, each Sub-Adviser, through its position as a Sub-Adviser to a Fund, may engage in soft dollar transactions. The Board considered information regarding each Sub-Adviser’s procedures for executing portfolio transactions for the Fund (or the portion thereof) that it would sub-advise and each Sub-Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that each Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also considered that AXA IM and AXA Rosenberg, affiliates of the Adviser, would serve as the Sub-Advisers to 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund, respectively, and would receive sub-advisory fees that are paid by the Adviser out of the fees that it earns from the Funds. The Board also noted that the Sub-Advisers serve or may serve as investment sub-advisers for other funds advised by the Adviser and receive sub-advisory fees with respect to those funds. The Board also recognized that the Sub-Advisers and their affiliates may sell, and earn sales commissions and/or other compensation with respect to, the Funds and other investment products issued by the Adviser or its affiliates. Based on its review, the Board determined that any “fall-out” benefits that may accrue to each Sub-Adviser are fair and reasonable.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Funds, including general supervision and review of the Funds’ investment activities and their conformity with federal and state law as well as the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information are shown below.

The Trustees

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (1958)	Trustee, Chairman, President and Chief Executive Officer	From June 9, 2014 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, 1290 Asset Managers; from September 1999 to present, Managing Director, AXA Equitable Life Insurance Company (“AXA Equitable”); from September 2004 to April 2011, President, AXA Equitable’s Funds Management Group (“FMG”) unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company from July 2004 to present, Senior Vice President MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.	113	None.

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jettie M. Edwards c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From June 9, 2014 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	85	From 1997 to 2010, Director, Old Mutual Funds II (12 portfolios); from 2008 to 2009, Director, Old Mutual Funds III (13 portfolios).
Donald E. Foley c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From June 9, 2014 to present	Retired. From 2010 to 2011, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation; from 1996 to 2010, Senior Vice President, Treasurer and Director of Tax ITT Corporation; 1989-1996, Assistant Treasurer, International Paper Company.	85	From 2011 to 2012, Director, and from 2012 to present Advisory Committee Member M&T Corporation; from 2007 to 2011, Director and member of the Audit Committee and Compensation Committee, Wilmington Trust Corporation; from 2008 to 2010, Advisory Board member Northern Trust Company and Goldman Sachs Management Groups.
William M. Kearns, Jr c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1935)	Trustee	From June 9, 2014 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman, Keefe Managers, Inc. (money management firm); and from 2008 to present, Chairman, Keefe Ventures, LLC.	85	Lead Director from 2008 to present and from 1991 to present, Director, Transistor Devices, Inc.; from 1999 to 2010, Advisory Director, Alexander Proudfoot (consulting firm); from 2001 to 2011, Advisory Director, Gridley & Company LLC; from 2002 to 2009, Director, United States Shipping Partners LLC; from 2005 to 2009, Lead Director, and from 1975 to 2009, Director, Selective Insurance Group, Inc.
Christopher P.A. Komisarjevsky c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1945)	Trustee	From June 9, 2014 to present	From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council; from 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations); from 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	85	None.

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (Continued)
H. Thomas McMeekin c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1953)	Trustee	From June 9, 2014 to present	Retired. From 2000 to present, Managing Partner and Founder of Griffin Investments, LLC a private equity firm; from 2009 to 2012 Chief Investment Officer, SunAmerica Financial Group and United Guaranty Corporation and Senior Managing Director of AIG Asset Management; from 2001 to 2008, Managing Director, Institutional Client Relations of Prudential Investment Management, Inc.	85	From 2012 to present, Director Achaean Financial Group; from 2011 to 2012, Director US Life Insurance Company in the City of New York.
Harvey Rosenthal c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1942)	Trustee	From June 9, 2014 to present	Retired. From 1994 to 1996, President and Chief Operating Officer of Melville Corporation. From 1984-1994 President and Chief Executive Officer of the CVS Division of Melville Corporation.	85	From 1997 to 2012, Director, LoJack Corporation.
Gary S. Schpero c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1953)	Lead Independent Trustee	From June 9, 2014 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thatcher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	85	From May 2012 to present, Trustee, Blackstone/GSO Senior Floating Rate Term Fund and Blackstone/GSO Long – Short Credit Income Fund; from October 2012 to present, Trustee, Blackstone/GSO Strategic Credit Fund.
Kenneth L. Walker c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1952)	Trustee	From June 9, 2014 to present	From May 2002 to present, Partner, The Capital Management Corporation (investment advisory firm).	85	None.

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (Continued)
Caroline L. Williams c/o 1290 Funds 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From June 9, 2014 to present	From July 2010 to December 2012, Executive Vice President, from May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank).	85	From 1997 to 2009, Director, Hearst-Argyle Television.

*	Affiliated with the Adviser.

**	Each Trustee serves until his or her resignation or retirement.

†	The registered investment companies in the fund complex include AXA Premier VIP Trust, EQ Advisors Trust and the 1290 Funds. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information, which can be obtained, without charge, by calling 1-888-310-0416.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable or AXA Advisors, LLC. The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	From June 10, 2014 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, 1290 Asset Managers; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1955)	Senior Vice President, Chief Legal Officer and Secretary	From June 10, 2014 to present	From June 2012 to present, Executive Vice President and General Counsel of 1290 Asset Managers; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of 1290 Asset Managers; from February 2011 to present Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Brian Walsh Newport Center, 525 Washington Boulevard, 33rd Floor, Jersey City, New Jersey 07310-1606 (1968)	Chief Financial Officer and Treasurer	From June 10, 2014 to present	From May 2011 to present, Senior Vice President of 1290 Asset Managers; from February 2003 to present, Lead Director of AXA Financial and AXA Equitable.
Kenneth Kozlowski 1290 Avenue of the Americas New York, New York 10104 (1961)	Senior Vice President and Chief Investment Officer	From June 10, 2014 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of 1290 Asset Managers; from May 2011 to June 2012, Senior Vice President of 1290 Asset Managers; from September 2011 to present Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President and Deputy Chief Investment Officer	From June 10, 2014 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of 1290 Asset Managers; from May 2011 to June 2012, Vice President of 1290 Asset Managers; from February 2007 to present, Lead Director, AXA Financial and AXA Equitable.
James Kelly Newport Center, 525 Washington Boulevard, 33rd Floor, Jersey City, New Jersey 07310-1606 (1968)	Controller	From June 10, 2014 to present	From May 2011 to present, Vice President of 1290 Asset Managers; from September 2008 to present, Senior Director of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Financial and AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From June 10, 2014 to present	From June 2012 to present, Senior Vice President of 1290 Asset Managers; from May 2011 to June 2012, Vice President of 1290 Asset Managers; from February 2001 to present, Lead Director, AXA Financial; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
Roselle Ibanga Newport Center, 525 Washington Boulevard, 33rd Floor, Jersey City, New Jersey 07310-1606 (1978)	Assistant Controller	From June 10, 2014 to present	From February 2009 to present, Director of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s FMG.
Lisa Perrelli Newport Center, 525 Washington Boulevard, 33rd Floor, Jersey City, New Jersey 07310-1606 (1974)	Assistant Controller	From June 10, 2014 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of AXA Equitable’s FMG.
William MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1975)	Vice President and Assistant Secretary	From June 10, 2014 to present	From June 2012 to present, Senior Vice President, Secretary and Associate General Counsel of 1290 Asset Managers; from May 2011 to June 2012, Vice President and Associate Corporate Counsel of 1290 Asset Managers; from May 2008 to present, Lead Director and Associate General Counsel of AXA Equitable.

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Anthony Geron, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1971)	Vice President and Assistant Secretary	From June 10, 2014 to present	From June 2014 to present, Vice President, Assistant Secretary and Associate General Counsel of 1290 Asset Managers; from May 2014 to present, Senior Director and Counsel of AXA Equitable; from October 2007 to May 2014 Associate of Willkie Farr & Gallagher LLP.
Michael Weiner, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1982)	Vice President and Assistant Secretary	From June 10, 2014 to present	From June 2014 to present, Vice President, Assistant Secretary and Associate General Counsel of 1290 Asset Managers; from May 2014 to present, Senior Director and Counsel of AXA Equitable; from October 2007 to April 2014 Associate of Milbank, Tweed, Hadley & McCloy LLP.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (1970)	Chief Compliance Officer, Vice President and Anti-Money Laundering Compliance Officer	From June 10, 2014 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of 1290 Asset Managers; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA’s FMG.
Patricia Cox 1290 Avenue of the Americas, New York, New York 10104 (1958)	Vice President and Anti-Money Laundering Compliance Officer	From June 10, 2014 to present	From June 2014 to present, Vice President of 1290 Asset Managers; from April 2014 to present, Senior Director of AXA Equitable; Operations Consultant for Wells Real Estate Funds March 2009-September 2010; Director of Transfer Agent Operations for Wells Real Estate Funds October 2010 - March 2014; Senior VP of Operations for the AXA Enterprise Group of Funds August 2004- August 2008.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (1963)	Vice President	From June 10, 2014 to present	From June 2012 to present, Senior Director of 1290 Asset Managers; from September 2010 to present Senior Director of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From June 10, 2014 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (1962)	Assistant Secretary	From June 10, 2014 to present	From March 2000 to present, Lead Manager/Senior Legal Assistant for AXA Equitable.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (1963)	Assistant Secretary	From June 10, 2014 to present	From July 2004 to present, Senior Manager/Legal Assistant for AXA Equitable.
Kathleen Chapman 1290 Avenue of the Americas, New York, New York 10104 (1954)	Assistant Secretary	From June 10, 2014 to present	From April 2014 to present, Lead Manager/Senior Legal Assistant of AXA Equitable; from March 2011 to April 2014 Mutual Funds Regulatory Manager of GE Asset Management Incorporated and from 2005 to March 2011 Vice President and Senior Paralegal of Allianz Global Investors of America L.P.

*	The officers in the table (except Ms. Charalambous, Ms. Espaillat and Ms. Chapman) hold similar positions with two other registered investment companies in the fund complex. The registered investment companies in the fund complex include AXA Premier VIP Trust, EQ Advisors Trust and 1290 Funds.

**	Each officer is elected on an annual basis.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) on the Funds’ website at www.1290Funds.com; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS (UNAUDITED)

On June 9, 2014, AXA Equitable Life Insurance Company, the sole shareholder of the Trust and each Fund, voted by written action in lieu of a meeting to approve (i) the Investment Advisory Agreement and the investment sub-advisory agreement of each Fund, (ii) the Distribution Agreement, (iii) the distribution Plan pursuant to Rule 12b-1 under the 1940 Act of each Fund, (iv) each Fund’s policy permitting the Adviser, subject to the approval of the Trust’s Board of Trustees, to appoint and terminate investment sub-advisers, to enter into sub-advisory agreements and to amend existing sub-advisory agreements without shareholder approval, and (v) the election of the Trustees, who are identified in the section entitled “Management of the Trust.”

Visit the Funds’ Website: 1290Funds.com

RRD#835336

AXA Equitable Life Insurance Company

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no material amendments to, or waivers granted under, the registrant’s code of ethics. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Kenneth L. Walker, Caroline E. Williams and Donald E. Foley serve on its audit committee as “audit committee financial experts” as defined in Item 3. Kenneth L. Walker, Caroline E. Williams and Donald E. Foley are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2014 $37,500.

(b)	Audit-Related Fees for fiscal year 2014 $0.

(c)	Tax Fees for fiscal year 2014 $0.
Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2014 $0.
All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1)

The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee’s delegate, consisting of the audit committee chair, the registrant’s chief executive officer and chief financial officer, acting by at least two of such individuals, has the authority to increase the amount by up to 10% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. The audit committee chair or the lead independent trustee also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services included in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 $6,651,655.

(h)	The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

As of the close of the reporting period, the registrant had not yet commenced operations and had no investments in securities of unaffiliated issuers.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating and Compensation Committee of the registrant’s Board of Trustees will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Amended and Restated Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
January 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
January 7, 2015

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer
January 7, 2015